                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 10-D

                     ASSET-BACKED ISSUER DISTRIBUTION REPORT
                       PURSUANT TO SECTION 13 OR 15(D) OF
                       THE SECURITIES EXCHANGE ACT OF 1934

    For the Monthly Distribution Period from June 1, 2006 to June 30, 2006.

            Commission File Number of Issuing Entity: 333-127963-02

                        DAIMLERCHRYSLER AUTO TRUST 2006-B
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           (Exact name of issuing entity as specified in its charter)

                Commission File Number of Depositor: 333-127963

                 DAIMLERCHRYSLER FINANCIAL SERVICES AMERICAS LLC
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              (Exact name of depositor as specified in its charter)

                 DAIMLERCHRYSLER FINANCIAL SERVICES AMERICAS LLC
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               (Exact name of sponsor as specified in its charter)

   State of Delaware                             20-6785855
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(State or other jurisdiction of                (IRS Employer
 incorporation or organization                Identification No.)
 of the issuing entity)

      c/o Chase Bank USA, National Association, as owner trustee c/o
          JPMorgan Chase, 500 Stanton Christiana Road, Newark 19805
          ---------------------------------------------------------
      Address of principal executive offices of the issuing entity)(ZIP Code)

                                 (302) 552-6279
                                 --------------
                      Telephone number, including area code

Title of Class    Registration/reporting pursuant to(check one) Name of Exchange

                   Section    Section    Section    (if Section 12(b))
                   12(b)      12(g)      15(d)
Class A-2 Notes    [__]       [__]       [X]              ___________

Class A-3 Notes    [__]       [__]       [X]              ___________

Class A-4 Notes    [__]       [__]       [X]              ___________

Class B Notes      [__]       [__]       [X]              ___________

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports) and (2) has been subject to such filing requirements for the past 90 days.

      Yes [ ] No [X]

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                        Part I - Distribution Information

Item 1. Distribution and Pool Performance Information.

      In connection with the offering of DaimlerChrysler Auto Trust 2006-B, Asset Backed Notes, Class A-2, Class A-3, Class A-4, and Class B Certificates attached as Exhibit 99 is the distribution report prepared by DaimlerChrysler Financial Services Americas LLC and distributed to the trustee and securityholders pursuant to the transaction documents for the distribution period covered by the report.

Item 3. Sales of Securities and Use of Proceeds.

      The Certificate, which represents the equity interest in the Trust, was issued in a private placement under Section 4(2) of the Securities Act of 1933 to DaimlerChrysler Retail Receivables LLC, an affiliate of the Depositor, and was paid for by a borrowing under a subordinated note and, consequently, there were no additional proceeds from the sale of the Certificate.

                           Part II - Other Information

Item 9. Exhibits.

(a) List the documents filed as a part of the report: none.

(b) Filed, as exhibit 99 to this report, is the monthly distribution report for DaimlerChrysler Auto Trust 2006-B for the distribution period covered by this report.

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                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

                                              DaimlerChrysler Auto Trust 2006-B
                                              (Issuing Entity)
                                              By: DAIMLERCHRYSLER FINANCIAL
                                              SERVICES AMERICAS LLC, as Servicer

Date:  July 13, 2006                                By: /s/ Mark L. Davis
                                                        -----------------------
                                                    Name: Mark L. Davis
                                                    Title: Assistant Controller

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                                  EXHIBIT INDEX

Exhibit
  No.         Description of Exhibit
-------       ----------------------
  99          The monthly distribution report of DaimlerChrysler Auto Trust
              2006-B to the holders of Asset Backed Notes for the distribution period covered by this report.

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